Note 15 - Distribution of Profits	12 Months Ended
Dec. 31, 2013
Distribution Of Profits Disclosure [Abstract]
Distribution Of Profits Disclosure [Text Block]
(15)	Distribution of Profits

As stipulated by the relevant PRC laws and regulations applicable to China’s foreign investment enterprise, the Group’s subsidiaries and VIEs in the PRC are required to maintain non-distributable reserves which include a statutory surplus reserve as of December 31, 2013. Appropriations to the statutory surplus reserve are required to be made at not less than 10% of individual company’s net profit as reported in the PRC statutory financial statements of the Company’s subsidiaries and VIEs. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the registered capital of respective subsidiaries and VIEs.

The statutory surplus reserve is used to offset future losses. These reserves represent appropriations of retained earnings determined according to PRC law and may not be distributed. There are no appropriations to reserves by the Company other than the Group’s subsidiaries and VIEs in the PRC during the periods presented. Amounts contributed to the statutory reserves were RMB178,440 and RMB182,740 as of December 31, 2012 and 2013, respectively.